Merchant Cash Advances, Loans and Related Receivables - Summary of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance, beginning of the year	$ 12,781	$ 7,221
Allowance, end of the year	18,580	12,781
Related receivables	(819)	(3,179)	$ (4,482)
Allowance, net of related receivables	17,761	9,602
Merchant cash advances
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance, beginning of the year	10,420
Provision for credit losses	13,896	11,954
Receivables charged off, net of recoveries	(8,500)	(7,783)
Allowance, end of the year	15,816	10,420
Loans receivable
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance, beginning of the year	2,361
Provision for credit losses	1,915	2,655
Receivables charged off, net of recoveries	(1,512)	(1,266)
Allowance, end of the year	$ 2,764	$ 2,361